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                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                                                                October 13, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

          Re:  BNY Hamilton Funds, Inc.:
               Post-Effective Amendment No. 50 to
               Registration Statement on Form N-1A
               (File Numbers 33-47703 and 811-6654)

Dear Sirs:

     On behalf of BNY Hamilton Funds, Inc. (the "Registrant"), transmitted herewith for filing under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, is Post-Effective Amendment No. 50 to the above-referenced Registration Statement on Form N-1A ("PEA 50").

     PEA 50 is being filed pursuant to paragraph (a)(2) of Rule 485. The sole purpose of the filing is to add two series of shares to the Registrant, with the intention of having it become effective on December 29, 2006. No information relating to any other series of the Registrant is intended to be amended or superceded by PEA 50. Prior to the specified date of effectiveness, the Registrant will file another post-effective amendment, pursuant to paragraph (b) of Rule 485.

     Please direct any questions or comments regarding PEA 50 or any matters relating to this filing to the undersigned at 212-237-0985 or to Amy Snyder at 617-951-7073.

                                                            Very truly yours,

                                                            /s/ Shanak Patnaik
                                                            --------------------
                                                            Shanak Patnaik
                                                            The Bank of New York

cc:  Amy B. Snyder
     (Ropes & Gray)